Commodity Trading Advisors and Reference Traders (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Minimum
Commodity Trading Advisors and Reference Traders
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors and reference traders	0.50%	0.50%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors and reference traders	16.00%	16.00%
Maximum
Commodity Trading Advisors and Reference Traders
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors and reference traders	1.00%	1.00%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors and reference traders	24.50%	24.50%